Net Loss Per Share (Tables)	6 Months Ended
Mar. 31, 2023
Net Loss Per Share
Summary of basic and diluted net loss per share

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands, except shares and per share data)		(in thousands, except shares and per share data)
Net loss attributable to common shareholders
Basic and diluted	$(11,850)	$(14,527)	$(24,546)	$(26,407)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Basic and diluted	66,575,652	13,864,320	45,125,926	12,963,436
Net loss per share attributable to common shareholders
Basic and diluted	$(0.18)	$(1.05)	$(0.54)	$(2.04)

Summary of potentially dilutive securities excluded from computation of diluted net loss per share

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
Warrants	16,351,314	2,058,030	16,351,314	2,058,030
Stock options	8,018,964	8,439,682	8,018,964	8,439,682
Convertible preferred shares	—	41,883,053	—	41,883,053
Total	24,370,278	52,380,765	24,370,278	52,380,765